PAYDEN FUNDS

Payden U.S. Government Fund – Investor Class Prospectus

Prospectus Supplement, dated March 5, 2020,

to the Investor Class Prospectus dated February 28, 2020

This Supplement provides new and additional information and should be read in conjunction with the Investor Class Prospectus referred to above.

On page 106 of the Investor Class Prospectus, Footnote (1) with respect to the Investor Class of the Payden U.S. Government Fund is inaccurate as written and should instead be redesignated as Footnote (2) and read as follows:

“(2) Based on average shares outstanding.”

PAYDEN FUNDS

Payden Absolute Return Bond Fund – Investor Class Prospectus

Prospectus Supplement, dated March 5, 2020,

to the Investor Class Prospectus dated February 28, 2020

This Supplement provides new and additional information and should be read in conjunction with the Investor Class Prospectus referred to above.

On page 108 of the Investor Class Prospectus, Footnotes (2), (3) and (4) with respect to the Investor Class of the Payden Absolute Return Bond Fund are inaccurate as written and should instead read as follows:

“(2) Based on average shares outstanding.”

“(3) Not Annualized.”

“(4) Annualized.”

PAYDEN FUNDS

Payden Floating Rate Fund – Investor Class Prospectus

Prospectus Supplement, dated March 5, 2020,

to the Investor Class Prospectus dated February 28, 2020

This Supplement provides new and additional information and should be read in conjunction with the Investor Class Prospectus referred to above.

On page 110 of the Investor Class Prospectus, Footnote (4) with respect to the Investor Class of the Payden Floating Rate Fund is inaccurate as written and should instead be redesignated as Footnote 1 and should read as follows:

“(1) Amount is less than $0.005.”

In addition, please ignore the reference to Footnote (2). There is no Footnote (2).

PAYDEN FUNDS

Payden Equity Income Fund – Investor Class Prospectus

Prospectus Supplement, dated March 5, 2020,

to the Investor Class Prospectus dated February 28, 2020

This Supplement provides new and additional information and should be read in conjunction with the Investor Class Prospectus referred to above.

On page 113 of the Investor Class Prospectus, Please ignore the references to Footnotes (2) and (3). There are no Footnotes (2) and (3).

PAYDEN FUNDS

Statement of Additional Information

Statement of Additional Information Supplement, dated March 5, 2020,

to the Statement of Additional Information dated February 28, 2020

This Supplement provides new and additional information and should be read in conjunction with the Statement of Additional Information referred to above.

On page 79 of the Statement of Additional Information with respect to the Treasury Plus fees paid by the Payden Emerging Markets Bond Fund for 2019, the amount paid was $1,634 and not $1,639, as printed.